TANGIBLE ASSETS - Cash Generating Units With Marginal Headroom (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Value in use	$ 389	$ 538	$ 363
Weighted average cost of capital, significant unobservable inputs, assets (in percent)	8.60%	9.10%
AngloGold Ashanti Mineracao
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying value	$ 349
Value in use	$ 418
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in USD per ounce) | oz	1,599
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in percent)	3.00%
Weighted average cost of capital, significant unobservable inputs, assets (in percent)	9.00%	11.00%